UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	6-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2015 Fund

June 30, 2013

Zero Coupon 2015 - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 85.8%

Federal Judiciary, 0.00%, 2/15/14	51,000	50,676
Federal Judiciary, 0.00%, 2/15/15	5,485,000	5,377,708
AID (Israel), 0.00%, 5/1/15	10,000,000	9,881,320
AID (Israel), 0.00%, 8/15/15	15,000,000	14,776,500
Federal Judiciary, 0.00%, 8/15/15	7,021,000	6,828,681
STRIPS - COUPON, 0.00%, 8/15/15	24,728,000	24,512,421
STRIPS - PRINCIPAL, 0.00%, 8/15/15	6,000,000	5,947,254
STRIPS - COUPON, 0.00%, 11/15/15	44,431,000	43,885,965
STRIPS - PRINCIPAL, 0.00%, 11/15/15	41,250,000	40,747,327
REFCORP STRIPS - COUPON, 0.00%, 1/15/16	4,159,000	4,082,803
Federal Judiciary, 0.00%, 2/15/16	10,000	9,618
STRIPS - COUPON, 0.00%, 2/15/16	5,000,000	4,923,095
STRIPS - COUPON, 0.00%, 5/15/16	9,200,000	9,029,202
STRIPS - COUPON, 0.00%, 8/15/16	12,000,000	11,721,864

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $171,845,284)		181,774,434

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 14.0%

TVA STRIPS - COUPON, 0.00%, 5/1/14	150,000	148,923
FICO STRIPS - COUPON, 0.00%, 5/2/14	96,000	95,483
FICO STRIPS - COUPON, 0.00%, 10/5/14	22,000	21,824
FICO STRIPS - COUPON, 0.00%, 11/30/14	180,000	178,316
FICO STRIPS - COUPON, 0.00%, 2/8/15	136,000	134,450
FICO STRIPS - COUPON, 0.00%, 2/8/15	7,681,000	7,593,460
FICO STRIPS - COUPON, 0.00%, 4/6/15	1,017,000	1,003,800
FICO STRIPS - COUPON, 0.00%, 4/6/15	3,038,000	2,998,570
FHLMC STRIPS - COUPON, 0.00%, 9/15/15	3,500,000	3,423,851
TVA STRIPS - COUPON, 0.00%, 11/1/15	4,000,000	3,897,976
FICO STRIPS - COUPON, 0.00%, 11/2/15	52,000	50,975
FICO STRIPS - COUPON, 0.00%, 11/11/15	2,000,000	1,959,858
FNMA STRIPS - COUPON, 0.00%, 11/15/15	3,000,000	2,926,257
FICO STRIPS - COUPON, 0.00%, 12/6/15	190,000	186,028
FICO STRIPS - COUPON, 0.00%, 12/27/15	5,125,000	5,014,356

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $27,262,693)		29,634,127

TEMPORARY CASH INVESTMENTS — 0.4%

Federal Home Loan Bank Discount Notes, 0.00%, 7/1/13(2)	944,000	944,000
SSgA U.S. Government Money Market Fund	897	897

TOTAL TEMPORARY CASH INVESTMENTS (Cost $944,897)		944,897

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $200,052,874)	212,353,458

OTHER ASSETS AND LIABILITIES — (0.2)%	(398,783)

TOTAL NET ASSETS — 100.0%	$211,954,675

Notes to Schedule of Investments

AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)		Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)		The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	181,774,434	—
Zero-Coupon U.S. Government Agency Securities	—	29,634,127	—
Temporary Cash Investments	897	944,000	—

Total Value of Investment Securities	897	212,352,561	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$200,079,208
Gross tax appreciation of investments	$12,274,250
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$12,274,250

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2020 Fund

June 30, 2013

Zero Coupon 2020 - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 88.4%

Federal Judiciary, 0.00%, 2/15/19	306,000	265,687
Federal Judiciary, 0.00%, 8/15/19	339,000	288,155
REFCORP STRIPS - COUPON, 0.00%, 10/15/19	342,000	299,138
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/19	6,788,000	5,953,924
REFCORP STRIPS - COUPON, 0.00%, 1/15/20	14,674,000	12,727,875
REFCORP STRIPS - COUPON, 0.00%, 4/15/20	7,299,000	6,302,249
AID (Israel), 0.00%, 5/1/20	15,000,000	12,668,490
AID (Israel), 0.00%, 5/15/20	396,000	338,389
REFCORP STRIPS - COUPON, 0.00%, 7/15/20	26,002,000	22,163,741
REFCORP STRIPS - PRINCIPAL, 0.00%, 7/15/20	26,144,000	22,325,407
Federal Judiciary, 0.00%, 8/15/20	115,000	93,341
STRIPS - COUPON, 0.00%, 8/15/20	1,500,000	1,297,056
REFCORP STRIPS - COUPON, 0.00%, 10/15/20	11,975,000	10,104,601
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/20	5,000,000	4,223,015
STRIPS - COUPON, 0.00%, 11/15/20	69,500,000	59,592,914
REFCORP STRIPS - COUPON, 0.00%, 1/15/21	16,789,000	13,993,682
REFCORP STRIPS - PRINCIPAL, 0.00%, 1/15/21	13,535,000	11,302,902
Federal Judiciary, 0.00%, 2/15/21	110,000	87,077
STRIPS - COUPON, 0.00%, 2/15/21	7,688,000	6,512,213
STRIPS - PRINCIPAL, 0.00%, 2/15/21	8,000,000	6,794,400
AID (Israel), 0.00%, 5/15/21	5,000,000	4,076,020
STRIPS - COUPON, 0.00%, 5/15/21	10,000,000	8,391,900
STRIPS - PRINCIPAL, 0.00%, 5/15/21	13,250,000	11,154,817
STRIPS - COUPON, 0.00%, 8/15/21	3,000,000	2,489,055
STRIPS - PRINCIPAL, 0.00%, 8/15/21	4,500,000	3,746,196

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $180,642,605)		227,192,244

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 11.6%

FICO STRIPS - PRINCIPAL, 0.00%, 4/5/19	535,000	472,200
TVA STRIPS - COUPON, 0.00%, 5/1/19	11,000	9,611
FICO STRIPS - PRINCIPAL, 0.00%, 9/26/19	5,700,000	4,963,942
TVA STRIPS - COUPON, 0.00%, 11/1/19	9,000	7,706
FHLMC STRIPS - COUPON, 0.00%, 1/15/20	6,250,000	5,335,894
FNMA STRIPS - COUPON, 0.00%, 7/15/20	10,000,000	8,434,050
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	6,066,804
FHLMC STRIPS - COUPON, 0.00%, 9/15/21	5,727,000	4,514,296

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $24,527,271)		29,804,503

TEMPORARY CASH INVESTMENTS — 0.7%

Federal Home Loan Bank Discount Notes, 0.00%, 7/1/13(2) (Cost $1,958,000)	1,958,000	1,958,000

TOTAL INVESTMENT SECURITIES — 100.7% (Cost $207,127,876)	258,954,747

OTHER ASSETS AND LIABILITIES — (0.7)%	(1,875,087)

TOTAL NET ASSETS — 100.0%	$257,079,660

Notes to Schedule of Investments

AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)		Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)		The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$207,204,792
Gross tax appreciation of investments	$51,749,955
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$51,749,955

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2025 Fund

June 30, 2013

Zero Coupon 2025 - Schedule of Investments
JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 90.8%

REFCORP STRIPS - COUPON, 0.00%, 1/15/24	4,650,000	3,403,140
REFCORP STRIPS - COUPON, 0.00%, 4/15/24	385,000	276,951
REFCORP STRIPS - COUPON, 0.00%, 1/15/25	22,922,000	15,814,919
REFCORP STRIPS - COUPON, 0.00%, 4/15/25	23,013,000	15,633,904
REFCORP STRIPS - COUPON, 0.00%, 7/15/25	4,292,000	2,870,872
STRIPS - COUPON, 0.00%, 8/15/25	14,208,000	9,869,957
STRIPS - COUPON, 0.00%, 11/15/25	71,875,000	49,336,150
REFCORP STRIPS - COUPON, 0.00%, 1/15/26	17,500,000	11,377,800
STRIPS - COUPON, 0.00%, 2/15/26	7,299,000	4,952,466
REFCORP STRIPS - COUPON, 0.00%, 4/15/26	31,041,000	19,903,769
STRIPS - COUPON, 0.00%, 5/15/26	9,991,000	6,702,882
REFCORP STRIPS - COUPON, 0.00%, 7/15/26	29,127,000	18,419,128
STRIPS - COUPON, 0.00%, 8/15/26	2,600,000	1,722,929
STRIPS - PRINCIPAL, 0.00%, 8/15/26	1,000,000	667,909
STRIPS - PRINCIPAL, 0.00%, 11/15/26	5,000,000	3,301,550

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $133,435,748)		164,254,326

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 9.4%

FNMA STRIPS - COUPON, 0.00%, 4/8/24	10,000	6,913
TVA STRIPS - COUPON, 0.00%, 5/1/24	1,000,000	696,788
FHLMC STRIPS - COUPON, 0.00%, 9/15/24	42,000	28,933
FNMA STRIPS - COUPON, 0.00%, 1/15/25	247,000	168,993
FHLMC STRIPS - COUPON, 0.00%, 3/15/25	6,000,000	4,031,256
FNMA STRIPS - COUPON, 0.00%, 8/7/25	1,838,000	1,182,687
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	1,645,000	1,106,121
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	7,162,000	4,792,753
TVA STRIPS - COUPON, 0.00%, 11/1/25	1,162,000	746,898
TVA STRIPS - PRINCIPAL, 0.00%, 11/1/25	6,000,000	3,772,500
FNMA STRIPS - COUPON, 0.00%, 1/15/26	841,000	528,027

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,979,777)		17,061,869

TEMPORARY CASH INVESTMENTS†

SSgA U.S. Government Money Market Fund (Cost $11,296)	11,296	11,296

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $147,426,821)		181,327,491

OTHER ASSETS AND LIABILITIES — (0.2)%		(418,416)

TOTAL NET ASSETS — 100.0%		$180,909,075

Notes to Schedule of Investments

Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

†		Category is less than 0.05% of total net assets.
(1)		Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	164,254,326	—
Zero-Coupon U.S. Government Agency Securities	—	17,061,869	—
Temporary Cash Investments	11,296	—	—

Total Value of Investment Securities	11,296	181,316,195	—

3. Federal Tax Information

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$148,282,389
Gross tax appreciation of investments	$35,242,352
Gross tax depreciation of investments	(2,197,250)
Net tax appreciation (depreciation) of investments	$33,045,102

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2013